Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model, which uses the weighted-average assumptions noted in the following table:

	Year Ended December 31,
	2016	2015	2014
Expected volatility	93.0%	93.0%	97.0%
Risk-free interest rate	1.5%	1.5%	1.7%
Dividend yield	—	—	—
Expected term (in years)	4.7	4.7	3.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Option activity is summarized below (shares and aggregate intrinsic value in thousands):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2014	2,810	$1.11
Granted	735	$7.08
Options assumed from acquisition	168	$17.19
Exercised	(246)	$0.58
Forfeited	(74)	$4.51
Options outstanding at December 31, 2014	3,393	$3.08
Granted	770	$2.71
Exercised	(293)	$0.77
Forfeited	(156)	$13.26
Options outstanding at December 31, 2015	3,714	$2.43
Granted	12	$1.39
Exercised	—	$—
Forfeited	(471)	$4.52
Options outstanding at December 31, 2016	3,255	$2.17	5.9	$—
Vested and expected to vest at December 31, 2016	3,225	$2.16	5.9	$—
Exercisable at December 31, 2016	2,711	$2.05	5.8	$—

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The following table summarizes information about the Company’s stock options (in thousands, except per share amounts):

	Year Ended December 31,
	2016	2015	2014
Weighted-average grant date fair value per share	$0.97	$1.89	$5.51
Intrinsic value of options exercised	$—	$1,053	$1,641
Cash received upon exercise of options	$—	$225	$148

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
The following table summarizes information about RSU activity (in thousands, except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2014	—	$—
Awards assumed from acquisition	674	7.71
Forfeited	(1)	7.71
Outstanding — December 31, 2014	673	7.71
Granted	6,391	3.56
Vested and released	(1,308)	5.27
Forfeited	(138)	4.71
Outstanding — December 31, 2015	5,618	3.66
Granted	1,638	0.82
Vested and released	(2,038)	3.32
Forfeited	(1,454)	3.39
Outstanding — December 31, 2016	3,764	$2.58

Schedule of Share-based Compensation, Restricted Stock Awards [Table Text Block]
The following table summarizes information about RSA activity (in thousands, except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2016	—	$—
Granted	701	0.76
Vested	(701)	0.76
Outstanding — December 31, 2016	—	$—

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of sales	$366	$183	$—
Sales and marketing	2,773	3,090	1,072
Research and development	1,779	1,050	22
General and administrative	4,213	2,831	2,159
Total share-based compensation expense	$9,131	$7,154	$3,253